ACQUISITIONS (The fair value of the consideration transferred, assets acquired and liabilities ) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Identifiable assets acquired and liabilities assumed [Abstract]
Goodwill		$ 8.6	$ 1.1
Variable Interest Entity [Member]
Consideration transferred	[1]	24.6
Identifiable assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents		0.3
Inventories		0.4
Account Receivables		0.6
Other current assets		1.2
Property, plant and equipment		18.5
Other non-current assets		0.2
Account Payables		(15.8)
Other current liabilities		(0.2)
Identifiable net asset		5.2
Intangible Assets		11.9
Goodwill	[2]	$ 7.5

[1]	Consideration transferred is equal to the loan amount abovementioned in Loan Agreement.
[2]	The fair value measurements utilize estimates based on key assumptions of the acquisition, and historical and current market data. In order to ultimately determine the fair values of intangible assets acquired for VIEs, the Group may engage a third party independent valuation specialist, however as of the date of this report, the valuation has not been completed due to the Group’s ongoing assessment of available information from each VIE and related project . The preliminary allocation of the purchase price is based on the best information available and the Group plans to update once pending valuation of intangible assets is completed. ASC 805-10-25-13 requires that, if the initial accounting for a business combination is incomplete at the end of the reporting period in which the combination occurs, the acquirer shall report in its financial statements provisional amounts for the items for which the accounting is incomplete. During the measurement period, the acquirer shall retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date.